Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Emerald Bioscience, Inc.
Entity Central Index Key	0001516551
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false